Consolidated statement of comprehensive income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Statement of comprehensive income [abstract]
Net income		$ 2,409	$ 2,465	$ 2,096	$ 7,974	$ 6,274
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		1,788	(106)	295	49	(313)
Net gains (losses) on hedges of investments in foreign operations		(1,091)	35	(215)	(96)	111
Other comprehensive income, net of tax, exchange differences on translation		697	(71)	80	(47)	(202)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		49	(78)	159	147	252
Net (gains) losses reclassified to net income		(21)	(23)	(4)	(75)	(19)
Other comprehensive income, net of tax, debt securities		28	(101)	155	72	233
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		225	60	(343)	279	455
Net (gains) losses reclassified to net income		(480)	(325)	(202)	(1,132)	(431)
Other comprehensive income, net of tax, cash flow hedges		(255)	(265)	(545)	(853)	24
OCI, net of income tax, that is not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		143	133	53	307	25
Net gains (losses) due to fair value change of fair value option (FVO) liabilities attributable to changes in credit risk		24	61	(167)	40	(12)
Net gains (losses) on equity securities designated at FVOCI		7	4	4	15	19
OCI, net of income tax, that will not be reclassified to profit or loss, net of tax		174	198	(110)	362	32
Total other comprehensive income (loss)	[1]	644	(239)	(420)	(466)	87
Comprehensive income		3,053	2,226	1,676	7,508	6,361
Comprehensive income attributable to non-controlling interests		10	8	2	25	19
Preferred shareholders and other equity instrument holders		128	114	82	348	248
Common shareholders		2,915	2,104	1,592	7,135	6,094
Comprehensive income attributable to equity shareholders		3,043	2,218	1,674	7,483	6,342
Net foreign currency translation adjustments
Net gains (losses) on investments in foreign operations		(206)	24	(5)	(125)	11
Net gains (losses) on hedges of investments in foreign operations		285	(53)	(13)	73	(77)
Income tax (expense) benefit relating to exchange differences on translation of other comprehensive income		79	(29)	(18)	(52)	(66)
Net change in debt securities measured at FVOCI
Net gains (losses) on debt securities measured at FVOCI		(19)	20	(51)	(58)	(45)
Net (gains) losses reclassified to net income		8	8	1	28	6
Income tax (expense) benefit relating to debt securities of other comprehensive income		(11)	28	(50)	(30)	(39)
Net change in cash flow hedges
Net gains (losses) on derivatives designated as cash flow hedges		(87)	(23)	132	(108)	(175)
Net (gains) losses reclassified to net income		185	125	78	436	166
Income tax (expense) benefit relating to cash flow hedges of other comprehensive income		98	102	210	328	(9)
Not subject to subsequent reclassification to net income
Net gains (losses) on post-employment defined benefit plans		(54)	(51)	(22)	(117)	(11)
Net gains (losses) due to fair value change of FVO liabilities attributable to changes in credit risk		(8)	(23)	64	(15)	4
Net gains (losses) on equity securities designated at FVOCI		(3)	(2)	(1)	(6)	(7)
Income tax (expense) benefit, Net gains (losses) not subject to subsequent reclassification to net income		(65)	(76)	41	(138)	(14)
Total income tax (expense) benefit allocated to each component of OCI		$ 101	$ 25	$ 183	$ 108	$ (128)

[1]	Includes nil for the quarter ended July 31, 2026 (April 30, 2026: $7 million of losses; July 31, 2025: $10 million of gains) and $3 million of losses for the nine months ended July 31, 2026 (July 31, 2025: $27 million of gains), relating to our investments in equity-accounted associates and joint ventures.